Segment reporting (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	$ 41,359	$ 31,628
Switzerland
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	39,052	28,973
France
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	498	290
United States
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	1,803	2,357
Brazil
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	$ 6	$ 8